Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Trading Symbol	CO
Entity Registrant Name	CHINA CORD BLOOD CORP
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY
Current assets
Cash and cash equivalents	$ 180,495	1,146,682	794,311
Accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB13,916; June 30, 2012: RMB15,285)	12,647	80,349	79,012
Inventories	883	5,611	6,666
Prepaid expenses and other receivables	6,808	43,255	11,561
Trading securities			354
Deferred offering costs	404	2,564
Deferred tax assets	920	5,842	5,268
Total current assets	202,157	1,284,303	897,172
Property, plant and equipment, net	54,754	347,847	267,862
Non-current prepayments	278	1,766	2,863
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2012: RMB38,628; June 30, 2012: RMB42,802)	38,746	246,153	254,236
Inventories	5,680	36,088	34,651
Intangible assets, net	20,248	128,636	129,791
Available-for-sale equity securities	11,905	75,633	98,199
Other investment	21,150	134,363	134,363
Deferred offering costs	1,542	9,799
Deferred tax assets	956	6,075	5,013
Total assets	357,416	2,270,663	1,824,150
Current liabilities
Bank loan			45,000
Accounts payable	1,410	8,956	6,343
Accrued expenses and other payables	7,663	48,686	33,351
Deferred revenue	20,433	129,809	106,110
Amounts due to related party	113	720	360
Income tax payable	995	6,324	5,943
Total current liabilities	30,614	194,495	197,107
Convertible notes	65,540	416,378
Non-current deferred revenue	55,347	351,621	306,534
Other non-current liabilities	10,976	69,728	60,420
Deferred tax liabilities	3,732	23,711	24,462
Total liabilities	166,209	1,055,933	588,523
Shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and outstanding as of March 31, 2012 and June 30, 2012, respectively	8	50	50
Additional paid-in capital	136,259	865,654	865,654
Treasury stock	(4,846)	(30,788)
Accumulated other comprehensive income	326	2,068	26,057
Retained earnings	53,844	342,066	310,973
Total shareholders' equity	185,591	1,179,050	1,202,734
Non-controlling interests	5,616	35,680	32,893
Total equity	191,207	1,214,730	1,235,627
Total liabilities and equity	$ 357,416	2,270,663	1,824,150

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY
Accounts receivable, allowance for doubtful accounts		15,285	13,916
Non-current accounts receivable, allowance for doubtful accounts		42,802	38,628
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	73,140,147
Ordinary shares, shares outstanding	73,140,147	73,140,147	73,140,147

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Revenues	$ 18,154	115,330	87,458
Direct costs	(3,839)	(24,389)	(19,868)
Gross profit	14,315	90,941	67,590
Operating expenses
Research and development	(356)	(2,263)	(1,777)
Sales and marketing	(3,025)	(19,220)	(12,606)
General and administrative	(3,945)	(25,060)	(22,455)
Total operating expenses	(7,326)	(46,543)	(36,838)
Operating income	6,989	44,398	30,752
Other income/(expense), net
Interest income	524	3,329	3,139
Interest expense	(1,602)	(10,176)	(460)
Exchange gain	2	10	96
Dividend income	381	2,420	7,217
Others	37	236	214
Total other income/(expense), net	(658)	(4,181)	10,206
Income before income tax	6,331	40,217	40,958
Income tax credit/(expense)	(997)	(6,335)	1,783
Net income	5,334	33,882	42,741
Income attributable to non-controlling interests	(439)	(2,789)	(2,719)
Net income attributable to shareholders	4,895	31,093	40,022
Attributable to ordinary shares
- Basic	$ 0.06	0.41	0.53
- Diluted	$ 0.06	0.41	0.53
Other comprehensive income
- Net effect of foreign currency translation, net of nil tax	(223)	(1,417)	(811)
- Net unrealized loss in available-for-sale equity securities, net of nil tax	(3,553)	(22,574)	(5,532)
Comprehensive income	1,558	9,891	36,398
Comprehensive income attributable to non-controlling interests	(439)	(2,787)	(2,925)
Comprehensive income attributable to shareholders	$ 1,119	7,104	33,473